STATEMENT OF CASH FLOWS COMPLEMENTARY INFORMATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement Of Cash Flows Complementary Information
Income tax	$ 318	$ 124	$ 77
Accrued interest	283	185	141
Depreciations and amortizations	267	212	205
Share of profit of joint ventures and associates	2	(105)	(100)
Profit from sale/acquisition of companies´ interest	(9)		(17)
Results for property, plant and equipment sale and derecognition	1	(2)	(1)
Result for intangible assets sale		(2)	(2)
Impairment of property, plant and equipment, intangible assets and inventories	39	38	4
(Impairment) Recovery of impairment of financial assets		4	(1)
Result from present value measurement	10	14	1
Changes in the fair value of financial instruments	(392)	(94)	24
Exchange differences, net	(190)	(85)	(3)
Result from exchange of CB		14
Result from repurchase of CB	(1)	(6)
Readjustment of investment plan		9
Costs of concessions agreements completion	5
Contractual indemnity	(7)
Contractual penalty	7
Compensation for arbitration award		(37)
Provision for contingecies, net	8	4	3
Provision for environmental remediation	4		15
Fair value of consortiums' previous interest	(7)
Impairment of other receivables	5
Ecuador's transactional agreement	5
Expenses recovery	(8)
Accrual of defined benefit plans	26	14	11
Compensation agreements	37	19	2
Derecognition of unproductive wells	7
Other	(4)	(4)	3
Adjustments to reconcile net profit to cash flows from operating activities	$ 406	$ 302	$ 362